<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 13th day of August, 2008.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 267
FORM 13F INFORMATION TABLE VALUE TOTAL: $535,502,683

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
ABB Limited ADR
Abbott Labs
Accenture Ltd   Class A
Ace Limitted
Activision, Inc.
Acuity Brands, Inc.
Agrium, Inc.
Airgas, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
375204
2824100
G1150G111
H0023R105
4930202
00508Y102
8916108
9363102
H01301102
01535P106
18772103
02209S103
26874107
32037103
35229103

$9,547,191
$790,836
$1,341,306
$788,584
$317,318
$3,281,759
$221,168
$771,062
$274,433
$439,533
$1,019,900
$816,185
$990,622
$940,547
$1,927,318
$690,153


137,192
27,925
25,322
19,366
5,760
96,324
4,600
7,170
4,700
2,700
310,000
159,723
48,182
35,546
43,330
11,110

137,192
27,925
25,322
19,366
5,760
96,324
4,600
7,170
4,700
2,700
310,000
159,723
48,182
35,546
43,330
11,110



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
ABB Limited ADR
Abbott Labs
Accenture Ltd   Class A
Ace Limitted
Activision, Inc.
Acuity Brands, Inc.
Agrium, Inc.
Airgas, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

137,192
27,925
25,322
19,366
5,760
96,324
4,600
7,170
4,700
2,700
310,000
159,723
48,182
35,546
43,330
11,110

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apache Corp.
Apple, Inc.
AT&T Corp.      T
Atlas Energy Resources LLC
Atlas Pipeline Partners
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Bankshares, Inc.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

37411105
37833100
00206R102
49303100
49392103
53015103
57665200
05945K102
60505104
06425J102
216844100
67901108
71813109
54937107
75887109
84670207
84670108


$7,541,445
$4,703,892
$915,062
$1,335,250
$956,970
$2,425,759
$3,388,684
$810,101
$15,280,810
$790,050
$206,997
$377,650
$255,760
$6,324,732
$459,345
$17,119,204
$2,898,000


54,255
28,093
27,161
35,000
24,500
57,894
146,506
176,109
640,168
107,563
30,000
8,300
4,000
277,766
5,650
4,267
24


54,255
28,093
27,161
35,000
24,500
57,894
146,506
176,109
640,168
107,563
30,000
8,300
4,000
277,766
5,650
4,267
24










Apache Corp.
Apple, Inc.
AT&T Corp.      T
Atlas Energy Resources LLC
Atlas Pipeline Partners
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Bankshares, Inc.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


54,255
28,093
27,161
35,000
24,500
57,894
146,506
176,109
640,168
107,563
30,000
8,300
4,000
277,766
5,650
4,267
24


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


88606108
 05545E209
09247Q106
09249 E101
09255X100
92475102
09247F100
92474105
09247K109
09247D105
09249W101
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109


$8,181,222
$894,894
$491,130
$429,625
$187,750
$512,888
$932,303
$226,125
$694,787
$362,292
$578,340
$415,525
$441,456
$131,850
$135,000
$970,497
$407,526


96,035
11,550
36,087
36,783
12,500
52,550
157,750
22,500
46,350
26,600
37,800
27,500
29,450
10,000
10,000
55,299
31,300


96,035
11,550
36,087
36,783
12,500
52,550
157,750
22,500
46,350
26,600
37,800
27,500
29,450
10,000
10,000
55,299
31,300









BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


96,035
11,550
36,087
36,783
12,500
52,550
157,750
22,500
46,350
26,600
37,800
27,500
29,450
10,000
10,000
55,299
31,300


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09249G106
96627104
97023105
55622104
106902307
118230101
136385101
139793103
14149F109
14149Y108
149123101
14808P109
149123101
151020104
125269100
165167107
166764100

$490,204
$704,700
$2,482,573
$1,926,185
$263,800
$1,171,898
$922,300
$1,256,703
$438,200
$214,057
$1,199,467
$1,492,918
$8,828,208
$2,130,384
$868,668
$2,787,799
$2,133,872


42,850
30,000
37,775
27,687
659,500
27,400
9,200
142,161
70,000
4,150
84,529
46,610
119,591
33,355
5,685
42,265
21,526


42,850
30,000
37,775
27,687
659,500
27,400
9,200
142,161
70,000
4,150
84,529
46,610
119,591
33,355
5,685
42,265
21,526










Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
CF Inds. Holdings, Inc.
Chesapeake Energy Corp.
Chevron Corporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


42,850
30,000
37,775
27,687
659,500
27,400
9,200
142,161
70,000
4,150
84,529
46,610
119,591
33,355
5,685
42,265
21,526


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Choicepoint, Inc.

Cincinnati Financial Corp

Cisco Systems, Inc.

Citigroup, Inc.

Coca-Cola Company

Cognizant Corp.

Colgate-Palmolive Co.

CommScope, Inc.

Community Bancshares, Inc. SC

Concepts Direct

ConocoPhillips

CVS Caremark Corp.

D. R. Horton Company

DCP Midstream Partners LP

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


170388102
172062101
17275R102
172967101
191216100
192441103
194162103
203372107
20343F190
206013104
20825C104
126650100
23331A109
23311P100
249030107
25179M103
254687106

$723,000
$388,544
$12,639,275
$1,434,757
$2,957,766
$386,869
$5,681,333
$1,311,335
$1,580,925
$1,885
$1,805,903
$2,235,784
$907,320
$526,500
$441,600
$12,612,354
$4,046,609


15,000
15,297
543,391
85,606
56,902
11,900
82,219
24,850
81,491
18,850
19,132
56,502
83,624
18,000
12,000
104,963
129,699


15,000
15,297
543,391
85,606
56,902
11,900
82,219
24,850
81,491
18,850
19,132
56,502
83,624
18,000
12,000
104,963
129,699










Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Cognizant Corp.
Colgate-Palmolive Co.
CommScope, Inc.
Community Bancshares, Inc. SC
Concepts Direct
ConocoPhillips
CVS Caremark Corp.
D. R. Horton Company
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,000
15,297
543,391
85,606
56,902
11,900
82,219
24,850
81,491
18,850
19,132
56,502
83,624
18,000
12,000
104,963
129,699



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy South, Inc.
Entergy Corp.
Enterprise Products Partners
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


25746U109
264399106
263534109
23339M105
278058102
283702108
268648102
291011104
292505104
292970100
29364G103
293792107
294549100
30064 109
302182100
302290101
306137100



$230,327
$592,293
$206,215
$395,005
$394,941
$992,160
$471,050
$2,104,641
$1,312,756
$978,992
$203,852
$1,772,400
$714,702
$514,200
$866,163
$6,197,919
$6,804,574



4,850
34,079
4,808
29,500
4,648
48,000
32,066
42,561
14,437
19,955
1,692
60,000
10,349
20,000
13,810
70,327
961,098



4,850
34,079
4,808
29,500
4,648
48,000
32,066
42,561
14,437
19,955
1,692
60,000
10,349
20,000
13,810
70,327
961,098











Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy South, Inc.
Entergy Corp.
Enterprise Products Partners
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,850
34,079
4,808
29,500
4,648
48,000
32,066
42,561
14,437
19,955
1,692
60,000
10,349
20,000
13,810
70,327
961,098



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FPL Group, Inc.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


31620M106
31946M103
336433107
337738108
302519103
346091705
349631101
302571104
302695101
368710406
369550108
369604103
373737105
375558103
M52020100
37733W105
38141G104



$889,531
$1,179,946
$1,099,465
$213,239
$115,500
$3,389,527
$436,496
$322,916
$4,620,884
$2,159,355
$572,560
$13,507,462
$1,109,742
$776,777
$1,989,296
$268,592
$3,359,829



24,100
8,459
4,030
4,700
15,000
45,497
6,994
4,924
876,828
28,450
6,800
506,087
46,220
14,670
134,959
6,074
19,210



24,100
8,459
4,030
4,700
15,000
45,497
6,994
4,924
876,828
28,450
6,800
506,087
46,220
14,670
134,959
6,074
19,210











Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FPL Group, Inc.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

24,100
8,459
4,030
4,700
15,000
45,497
6,994
4,924
876,828
28,450
6,800
506,087
46,220
14,670
134,959
6,074
19,210

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Intuitive Surgical
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38259P508
393122106
413353202
420261109
428236103
431284108
443510201
458140100
459200101
46120E602
06739F291
464287184
464287176
464286400
464287465
464287234
464286608

$6,403,899
$2,380,360
$14,322
$1,115,941
$927,879
$1,358,978
$484,221
$7,927,547
$1,665,939
$875,550
$798,456
$989,674
$334,335
$1,017,906
$4,580,289
$8,959,013
$440,955

12,165
63,358
358,048
74,595
20,988
43,252
12,145
369,066
14,055
3,250
15,200
7,564
3,100
11,400
66,700
66,011
4,500

12,165
63,358
358,048
74,595
20,988
43,252
12,145
369,066
14,055
3,250
15,200
7,564
3,100
11,400
66,700
66,011
4,500









Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Intuitive Surgical
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,165
63,358
358,048
74,595
20,988
43,252
12,145
369,066
14,055
3,250
15,200
7,564
3,100
11,400
66,700
66,011
4,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares MSCI South Korea Index
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286871
464286848
464286665
464286772
464287556
464287341
464287325
464287499
478160104
487836108
494368103
496902404
50075N104
502424104
50540R409
518439104
523768109

$379,456
$1,793,186
$535,242
$576,752
$307,360
$1,777,790
$433,104
$227,573
$15,425,997
$3,803,760
$801,052
$247,905
$473,209
$2,712,924
$320,298
$234,712
$1,792,452

22,400
143,800
3,933
11,300
4,000
11,650
8,400
2,375
239,757
79,212
13,400
10,500
16,633
29,855
4,600
5,053
449,236

22,400
143,800
3,933
11,300
4,000
11,650
8,400
2,375
239,757
79,212
13,400
10,500
16,633
29,855
4,600
5,053
449,236









Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares MSCI South Korea Index
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,400
143,800
3,933
11,300
4,000
11,650
8,400
2,375
239,757
79,212
13,400
10,500
16,633
29,855
4,600
5,053
449,236

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0




















Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Mastercard, Inc.
McDonalds Corporation
Mechel OAO ADR
Media General, Inc.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Monsanto Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


524908100
52729N100
532457108
534187109
536020100
548661107
55907R108
57636Q104
580135101
583840103
584404107
585055106
589331107
591520200
592688105
594918104
61166W101

$321,913
$47,200
$219,260
$688,184
$648,585
$11,401,350
$1,338,750
$854,974
$3,372,244
$865,464
$1,620,193
$6,959,340
$3,166,940
$188,100
$863,226
$15,644,282
$328,744

16,250
16,000
4,750
15,185
26,100
549,463
59,500
3,220
59,983
17,470
135,581
134,480
84,026
18,000
9,100
568,676
2,600

16,250
16,000
4,750
15,185
26,100
549,463
59,500
3,220
59,983
17,470
135,581
134,480
84,026
18,000
9,100
568,676
2,600









Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Mastercard, Inc.
McDonalds Corporation
Mechel OAO ADR
Media General, Inc.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Monsanto Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,250

16,000

4,750

15,185

26,100

549,463

59,500

3,220

59,983

17,470

135,581

134,480

84,026

18,000

9,100

568,676

2,600


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
Nabors Industries Ltd.
National Dentex Corp.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Novo-Nordisk A-S ADR
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Selct TF Income Portfolio 3


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


615762101
46625H100
61945A107
G6359F103
63563H109
654902204
655844108
66987V109
66987 E206
670100205
67070F100
67062H106
67071D104
67072D103
67071S101
67071B108
67063X100

$35,910
$391,580
$1,288,554
$539,069
$2,246,528
$7,176,050
$426,156
$242,176
$9,122,436
$372,900
$183,500
$261,600
$349,440
$469,058
$259,166
$471,306
$153,340

17,100
11,413
8,905
10,950
177,171
292,900
6,800
4,400
1,224,488
5,650
12,500
20,000
27,300
35,241
27,425
31,845
11,000

17,100
11,413
8,905
10,950
177,171
292,900
6,800
4,400
1,224,488
5,650
12,500
20,000
27,300
35,241
27,425
31,845
11,000









Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
Nabors Industries Ltd.
National Dentex Corp.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Novo-Nordisk A-S ADR
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Selct TF Income Portfolio 3



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,100
11,413
8,905
10,950
177,171
292,900
6,800
4,400
1,224,488
5,650
12,500
20,000
27,300
35,241
27,425
31,845
11,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Pharsight Corp.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Pioneer Southwest Energy
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


678002106
679580100
680223104
703186205
70788P105
713448108
71654V408
717081103
71721Q200
718172109
72201B101
72200X104
723787107
72388B106
73755L107
74005P104
742718109

$1,386,896
$214,253
$435,440
$87
$1,717,148
$21,716,860
$4,426,521
$865,691
$59,883
$5,103,617
$357,330
$731,336
$675,165
$290,550
$1,142,850
$664,392
$14,177,000

6,247
7,137
36,777
29,000
52,400
341,514
62,495
49,553
13,018
103,333
25,800
74,550
8,625
13,000
5,000
7,050
233,136

6,247
7,137
36,777
29,000
52,400
341,514
62,495
49,553
13,018
103,333
25,800
74,550
8,625
13,000
5,000
7,050
233,136









Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Pharsight Corp.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Pioneer Southwest Energy
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,247
7,137
36,777
29,000
52,400
341,514
62,495
49,553
13,018
103,333
25,800
74,550
8,625
13,000
5,000
7,050
233,136

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Royal Dutch Shell A ADRF
Ruddick Corp.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
Sempra Energy
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


743263105
747525103
75281A109
758940100
760759100
760975102
780259206
781258108
78390X101
803111103
78401V102
806857108
816851109
82966U103
834156101
835495102
842632101

$353,589
$752,515
$810,074
$147,110
$354,915
$245,490
$220,617
$991,319
$844,886
$176,621
$720,198
$273,947
$220,437
$38,400
$5,900
$3,366,153
$277,488

8,453
16,960
12,360
13,484
11,950
2,100
2,700
28,893
40,600
14,418
25,217
2,550
3,905
20,000
10,000
108,761
45,120

8,453
16,960
12,360
13,484
11,950
2,100
2,700
28,893
40,600
14,418
25,217
2,550
3,905
20,000
10,000
108,761
45,120









Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Royal Dutch Shell A ADRF
Ruddick Corp.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
Sempra Energy
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,453
16,960
12,360
13,484
11,950
2,100
2,700
28,893
40,600
14,418
25,217
2,550
3,905
20,000
10,000
108,761
45,120

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Spartan Motors
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Sunpower Corp. - CL A
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Syngenta AG ADR
Sysco Corporation
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical
Texas Instruments
Top Ships, Inc.
Toyota Motor CP ADR
Triad Guaranty Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

846819100
847560109
855244109
858912108
863667101
867652109
867914103
78486Q101
87160A100
871829107
87612E106
Y8565J101
881624209
882508104
Y8897Y305
892331307
895925105

$120,715
$369,855
$258,136
$1,034,000
$411,864
$744,993
$1,236,804
$221,306
$890,919
$7,209,381
$2,582,612
$1,975,000
$5,184,789
$381,709
$178,947
$6,335,224
$300,425

16,160
12,869
16,400
20,000
6,550
10,350
34,147
4,600
13,770
262,064
55,552
100,000
113,205
13,555
19,883
67,396
288,870

16,160
12,869
16,400
20,000
6,550
10,350
34,147
4,600
13,770
262,064
55,552
100,000
113,205
13,555
19,883
67,396
288,870





















Spartan Motors

Spectra Energy Corp.

Starbucks Corp.

Stericycle, Inc.

Stryker Corporation

Sunpower Corp. - CL A

Suntrust Banks, Inc.

SVB Financial Group, Inc.

Syngenta AG ADR

Sysco Corporation

Target Corporation

Teekay Offshore Partners LP

Teva Pharmaceutical

Texas Instruments

Top Ships, Inc.

Toyota Motor CP ADR

Triad Guaranty Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

16,160
12,869
16,400
20,000
6,550
10,350
34,147
4,600
13,770
262,064
55,552
100,000
113,205
13,555
19,883
67,396
288,870

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Vanguard Mega Cap 300 Growth
Vaughan Furniture Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

89676R106
903293405
903914109
904708104
907818108
91324P102
913017109
902973304
91913Y100
922042775
922908736
92204A504
92204A702
922042866
922042858
921910816
92238L104

$244,098
$2,339,785
$2,425,540
$795,216
$1,000,753
$477,330
$4,212,012
$1,496,159
$1,567,064
$684,345
$722,118
$310,577
$891,576
$374,820
$1,272,960
$519,944
$0

38,900
79,127
24,700
17,806
13,255
18,184
68,266
53,645
38,054
12,900
12,200
5,850
16,900
6,000
27,200
11,350
19,972

38,900
79,127
24,700
17,806
13,255
18,184
68,266
53,645
38,054
12,900
12,200
5,850
16,900
6,000
27,200
11,350
19,972




















TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Technologies Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Health Care Vipers

Vanguard Information Tech.

Vanguard Intl. Equity Index Fd.

Vanguard Intl. Equity Index Fd.

Vanguard Mega Cap 300 Growth

Vaughan Furniture Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

38,900
79,127
24,700
17,806
13,255
18,184
68,266
53,645
38,054
12,900
12,200
5,850
16,900
6,000
27,200
11,350
19,972

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Weatherford Intl., Inc.
WellPoint, Inc.
Wells Fargo & Co.
Weyco Group, Inc.
Williams Pipeline Partners LP
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common

92343V104
918204108
929903102
931422109
931142103
G95089101
94973V107
949746101
962149100
96950K103
983024100
98385X106
98956P102

$225,710
$1,896,449
$3,351,980
$4,633,748
$5,770,728
$1,729,451
$328,854
$767,363
$393,785
$172,600
$1,113,391
$9,735,819
$2,513,767

6,376
26,643
215,839
142,533
102,682
34,875
6,900
32,310
14,843
10,000
23,215
142,108
36,940

6,376
26,643
215,839
142,533
102,682
34,875
6,900
32,310
14,843
10,000
23,215
142,108
36,940


Grand Total 06/30/08




$535,502,683












Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Weatherford Intl., Inc.
WellPoint, Inc.
Wells Fargo & Co.
Weyco Group, Inc.
Williams Pipeline Partners LP
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0

6,376
26,643
215,839
142,533
102,682
34,875
6,900
32,310
14,843
10,000
23,215
142,108
36,940

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0



















